SHARE CAPITAL	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
SHARE CAPITAL [Text Block]

16. SHARE CAPITAL

Share capital consists of one class of fully paid common shares, with no par value. The Company is authorized to issue an unlimited number of common shares. All shares are equally eligible to receive dividends and repayment of capital and represent one vote at the Company's shareholders' meetings.

A summary of the Company's share capital is as follows:

	Number of shares	Common stock
	#	$
Balance, January 31, 2023	120,047,814	105,445,792
Share-based compensation	-	22,128
Balance, January 31, 2024 and March 31, 2024	120,047,814	105,467,920
Warrants issued in private placement	-	966,028
Share-based compensation	-	849,559
Cancellation of shares	(2,051,000)	(276,730)
Balance, March 31, 2025	117,996,814	107,006,777

On February 2025, the Company repurchased 2,051,000 common shares in a private transaction for a total cost of $256,375 (CAD $363,181). The repurchased shares were subsequently cancelled.

a) Commitment to issue shares

In connection with the acquisition of EFF on June 13, 2018, the Company issued a promissory note payable to deliver 1,977,500 shares to the vendors of EFF in the amount of $1,905,635, without interest, any time after October 15, 2018. As at, March 31, 2025, and March 31, 2024, shares issued pursuant to this commitment total 1,184,407 shares.

b) Warrants

A summary of the Company's warrant activity is as follows:

	Number of warrants	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance, January 31, 2023	3,240,000	1.18	1.10
Expired	(2,040,000)	1.00	-
Balance, January 31, 2024	1,200,000	1.50	0.31
Balance, March 31, 2024	1,200,000	1.50	0.15
Issuance from private placement	4,000,000	0.55	1.60
Expired	(1,200,000)	1.50	-
Balance, March 31, 2025	4,000,000	0.55	1.60

On May 6, 2024, the Company closed its debenture unit private placement and issued 4,000,000 warrants. Each warrant is exercisable for one common share at a price of C$0.55 per share for a period of 30 months from the issuance date. The allocated value of these warrants is $966,028.

A summary of the Company's outstanding and exercisable warrants as at March 31, 2025, is as follows:

Expiry date	Exercise price	Number of warrants outstanding
	C$	#
November 6, 2026	0.55	4,000,000

As at March 31, 2025, March 31, 2024 and January 31, 2024, outstanding and exercisable warrants had intrinsic values of $nil, $nil and $nil, respectively.

c) Stock options

The Company is authorized to grant options to executive officers and directors, employees, and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The exercise price of each option equals the market price of the Company's shares as calculated on the date of grant. The options can be granted for a maximum term of 10 years. Vesting is determined by the Board of Directors.

A summary of the Company's stock option activity is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance, January 31, 2023	4,810,000	0.75	0.86
Expired/forfeited	(3,710,000)	0.73
Balance, January 31, 2024	1,100,000	0.84	0.88
Balance, March 31, 2024	1,100,000	0.84	0.71
Granted	5,425,000	0.53	2.12
Expired	(1,100,000)	-	-
Balance, March 31, 2025	5,425,000	0.53	2.12

On May 13, 2024, the Company granted 5,425,000 stock options to certain officers, directors, and employees. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.53, expiring on May 13, 2027. Of the options granted, one-third vests immediately, with the remaining two-thirds vesting in equal parts every twelve months thereafter. The fair value of these options was $1,129,810 (C$1,544,676).

A summary of the Company's stock options outstanding and exercisable as at March 31, 2025, is as follows:

Expiry date	Exercise price	Number of options outstanding	Number of options exercisable
	C$	#	#
May 13, 2027	0.53	5,425,000	1,808,333
	0.53	5,425,000	1,808,333

As at March 31, 2025, March 31, 2024 and January 31, 2024, outstanding and exercisable stock options had intrinsic values of $nil, $nil and $nil, respectively.

During the year ended March 31, 2025, the Company recorded share-based compensation expense on vesting of stock options of $849,559 (two months ended March 31, 2024 - $nil and year ended January 31, 2024 - $22,128).

The Company used the following inputs in the Black-Scholes option pricing model to determine the fair value of options granted during the year ended March 31, 2025:

Stock price	C$0.53
Exercise price	C$0.53
Risk-free interest rate	4.37%
Expected life	2.00 years
Expected volatility	100.09%
Expected annual dividend yield	0.00%

For non-employee options, the expected term is the contractual life, while for employees and directors, it is the estimated period the options are expected to be outstanding, using the 'simplified' method for 'plain vanilla' employee options. Expected volatility is based on historical volatilities of similarly positioned public companies over a period equivalent to the expected life of the options. The risk-free interest rate is derived from the Treasury zero-coupon bond yields with a term matching the expected life of the options.